Basis of Preparation of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of basis of preparation [Abstract]
Schedule of Exchange Rates and Known Consumer Price Indexes
Exchange rates and known Consumer Price Indexes are as follows:

	Exchange rates of US$	Consumer Price Index (points)*
As of December 31, 2020	3.215	223.34
As of December 31, 2019	3.456	224.67
As of December 31, 2018	3.748	224.00

Change during the year:

Year ended December 31, 2020	(6.97)%	(0.59)%
Year ended December 31, 2019	(7.79)%	0.30%
Year ended December 31, 2018	8.10%	1.20%

*According to 1993 base index.